Non Current Liabilities - Convertible Note - Summary of Fair Value of Convertible Notes (Detail)	Jun. 30, 2022 AUD ($)
Note - Liability [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at issuance	$ 4,419,531
Fair value movements	5,866,277
Conversion to ordinary shares	(8,832,858)
Fair value of convertible notes	1,452,950
Conversion Feature - Equity [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at issuance	41,431,774
Conversion to ordinary shares	(36,252,802)
Fair value of convertible notes	$ 5,178,972